Investments held at fair value	12 Months Ended
Dec. 31, 2020
Investments held at fair value [Abstract]
Investments held at fair value	Investments held at fair value
Investments held at fair value include both unlisted and listed securities held by PureTech. These investments, which include Akili, Vor, Karuna, Gelesis (other than the investment in common shares – please refer to Note 6), resTORbio and other insignificant investments, are initially measured at fair value and are subsequently re-measured at fair value at each reporting date. Interests in these investments were accounted for as shown below:

Investments held at fair value	$000's
Balance as of January 1, 2019	169,755
Deconsolidation of subsidiaries (Vor, Karuna and Gelesis (Note 6))	138,571
Reclassification of Karuna investment to investment in associate	(118,006)
Gain on Karuna investment at initial public offering[1]	40,633
Cash purchase of Gelesis convertible notes (please refer to Note 6)	6,480
Cash purchase of Gelesis preferred shares (please refer to Note 6)	8,020
Reclassification of Karuna investment at loss of significant influence	557,243
Sale of resTORbio shares	(9,295)
Loss – fair value through profit and loss[1]	(78,496)
Balance as of December 31, 2019 and January 1, 2020	714,905
Sale of Karuna shares	(347,538)
Sale of resTORbio shares	(3,048)
Loss realised on sale of investments	(54,976)
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Gain/(loss) – fair value through profit and loss	232,674
Balance as of December 31, 2020 before allocation of share in associate loss to long-term interest	553,167
Share of associate loss allocated to long-term interest (please refer to Note 6)	(23,006)
Balance as of December 31, 2020 after allocation of share in associate loss to long-term interest[2]	530,161
1    The net amount of these two items is a loss of $37.9 million which is reported on the line Gain/(loss) on investments held at fair value in the Consolidated Statements of Comprehensive Income/(Loss).
2    Fair value of investments accounted for at fair value, does not take into consideration contribution from milestones that occurred after December 31, 2020, the value of the Group's consolidated Founded Entities (Vedanta, Follica, Sonde, Akili, Alivio, and Entrega), the Internal segment, or cash and cash equivalents.

Vor
Vor was founded by PureTech through an initial Series A-1 Preferred Shares financing and raised funds through issuance of convertible notes. As of December 31, 2018, PureTech maintained control of Vor and the subsidiary’s financial results were fully consolidated in the Group’s consolidated financial statements.
On February 12, 2019, Vor completed a Series A-2 Preferred Shares financing round with PureTech and several new third party investors. The financing provided for the purchase of 62,819,866 shares of Vor Series A-2 Preferred Shares at the purchase price of $0.40 per share.
As a result of the issuance of Series A-2 preferred shares to third-party investors, PureTech’s ownership percentage and corresponding voting rights dropped from 79.5 percent to 47.5 percent, and PureTech simultaneously gave up control on Vor’s Board of Directors, both of which triggered a loss of control over the entity. As of February 12, 2019, Vor was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Vor through the deconsolidation date being included in the Consolidated Statement of Comprehensive Income/(Loss). While the Company no longer controlled Vor, it was concluded that PureTech still had significant influence over Vor by virtue of its large, albeit minority, ownership stake and its continued representation on Vor’s Board of Directors. During the year ended December 31, 2019, the Company recognized a $6.4 million gain on the deconsolidation of Vor, which was recorded to the Gain on the deconsolidation of subsidiary line item in the Consolidated Statement of Comprehensive Income/(Loss).
As PureTech did not hold common shares in Vor upon deconsolidation and the preferred shares it holds do not have equity-like features, the voting percentage attributable to common shares is nil. Therefore, PureTech had no basis to account for its investment in Vor under IAS 28. The preferred shares held by PureTech fall under the guidance of IFRS 9 and are treated as a financial asset held at fair value through the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the preferred shares at deconsolidation was $12.0 million.
During the year ended December 31, 2019, the Company recognized a gain of $0.6 million that was recorded on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 16 for information regarding the valuation of these instruments.
On February 12, 2020, PureTech participated in the second closing of Vor’s Series A-2 Preferred Share financing. For consideration of $0.7 million, PureTech received 1,625,000 A-2 shares. On June 30, 2020, PureTech participated in the first closing of Vor’s Series B Preferred Share financing. For consideration of $0.5 million, PureTech received 961,538 shares. Upon the conclusion of such Vor financings PureTech no longer has significant influence over Vor. During the year ended December 31, 2020 PureTech recognized a fair value gain of $19.1 million in respect of its investment in Vor that was recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 16 for information regarding the valuation of these instruments.
Gelesis
As of July 1, 2019, Gelesis was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Gelesis through the deconsolidation date being included in the Group’s Consolidated Statement of Income/(Loss). At the date of deconsolidation, PureTech recorded a $156.0 million gain on the deconsolidation of Gelesis, which was recorded to the Gain on the deconsolidation of subsidiary line item in the Consolidated Statement of Income/(Loss). The preferred shares and warrants held by PureTech fall under the guidance of IFRS 9 and are treated as financial assets held at fair value, where changes to the fair value of the preferred shares and warrant are recorded through the Consolidated Statement of Income/(Loss). The fair value of the preferred shares and warrants at deconsolidation was $49.2 million. Please refer to Note 6 for information regarding the Company's investment in Gelesis as an associate.
On August 12, 2019, Gelesis issued a convertible promissory note to the Company in the amount of $2.0 million. On October 7, 2019, Gelesis issued an amended and restated convertible note (the “Gelesis Note”) to the Company in the principal amount of up to $6.5 million. The Gelesis Note was payable in installments, with $2.0 million of the note drawn down upon execution of the original note in August 2019 and an additional $3.3 million and $1.2 million drawn down on October 7, 2019 and November 5, 2019, respectively. The Gelesis Note was convertible upon the occurrence of Gelesis’ next qualified equity financing, or at the demand of the Company at any date after December 31, 2019. The Gelesis Note fell under the guidance of IFRS 9 and was treated as a financial asset held at fair with all movements to the value of the note recorded through the Consolidated Statement of Income/(Loss).
On December 5, 2019, Gelesis closed its Series 3 Growth Preferred Stock financing, at which point all outstanding principal and interest under the Gelesis Note converted into shares of Series 3 Growth Preferred Stock. In addition to the shares issued upon conversion of the Gelesis Note, PureTech purchased $8.0 million of Series 3 Growth Preferred Stock in the December financing. On April 1, 2020, PureTech participated in the 2nd closing of Gelesis’s Series 3 Growth Preferred Share financing. For consideration of $10.0 million, PureTech received 579,038 Series 3 Growth shares.
During the years ended December 31, 2020 and 2019, the Company recognized in respect of the investments in Gelesis held at fair value a gain of $7.1 million and a loss of $18.7 million, respectively, that were recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statements of Comprehensive Income/(Loss). The loss recorded in 2019 was primarily as a result of the Gelesis Series 3 Growth financing, which was executed with terms that resulted in a decrease in fair value across all other classes of preferred shares. Additionally, due to the equity method based investment in Gelesis being reduced to zero, the Company allocated a portion of its share in the net loss in Gelesis for the year ended December 31, 2020, totaling $23.0 million, to its preferred share investments in Gelesis, which are considered to be long-term interests in Gelesis . Please refer to Note 16 for information regarding the valuation of these instruments.
Karuna
Karuna was founded by PureTech and raised funding through Preferred Share financings as well as convertible note issuances. As of December 31, 2018, PureTech maintained control of Karuna and Karuna's financial statements were fully consolidated in the Group’s consolidated financial statements.
On March 15, 2019, Karuna completed the closing of a Series B Preferred Share financing with PureTech and several new third party investors. The financing provided for the purchase of 5,285,102 shares of Karuna Series B Preferred Shares at a purchase price of $15.14 per share.
As a result of the issuance of the preferred shares to third-party investors, PureTech’s ownership percentage and corresponding voting rights related to Karuna dropped from 70.9 percent to 44.3 percent, and PureTech simultaneously lost control over Karuna’s Board of Directors, both of which triggered a loss of control over the entity. As of March 15, 2019, Karuna was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Karuna through the deconsolidation date being included in the Group’s Consolidated Statement of Comprehensive Income/(Loss). At the date of deconsolidation, PureTech recorded a $102.0 million gain on the deconsolidation of Karuna, which was recorded to the Gain on the deconsolidation of subsidiary line item in the Consolidated Statement of Comprehensive Income/(Loss). While the Company no longer controls Karuna, it was concluded that PureTech still had significant influence over Karuna by virtue of its large, albeit minority, ownership stake and its continued representation on Karuna’s Board of Directors. PureTech still had the power to participate in the financial and operating policy decisions of the entity, although it did not control these policies. As PureTech had significant influence over Karuna, the entity was accounted for as an associate under IAS 28.
Upon the date of deconsolidation, PureTech held both preferred and common shares in Karuna and a warrant issued by Karuna to PureTech. The preferred shares and warrant held by PureTech fell under the guidance of IFRS 9 and were treated as financial assets held at fair value, and all movements to the value of preferred shares held by PureTech were recorded through the Consolidated Statement of Comprehensive Income/(Loss), in accordance with IFRS 9. The fair value of the preferred shares and warrant at deconsolidation was $72.4 million. Subsequent to deconsolidation, PureTech purchased an additional $5.0 million of Karuna Series B Preferred shares.
Due to the immaterial investment in common shares and overwhelmingly large losses by Karuna, the common share investment accounted for under the equity method was remeasured to nil immediately following both the deconsolidation and the exercise of the warrant in the first half of 2019.
On June 28, 2019, Karuna priced its IPO. PureTech’s ownership percentage and corresponding voting rights related to Karuna dropped from 44.3 percent percent to 31.6 percent; however, PureTech retained significant influence due to its continued
presence on the board and its large, albeit minority, equity stake in the company. Upon completion of the IPO, the Karuna preferred shares held by PureTech converted to common shares. In light of PureTech’s common share holdings in Karuna and corresponding voting rights, PureTech had re-established a basis to account for its investment in Karuna under IAS 28. The preferred shares investment held at fair value was therefore reclassified to investment in associate upon completion of the conversion. During the year ended December 31, 2019 and up to June 28, 2019, the Company recognized a gain of $40.6 million that was recorded on the line item Gain on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss) related to the preferred shares that increased in value between the date of deconsolidation and the date of Karuna’s IPO.
As of December 2, 2019 it was concluded that the Company no longer exerted significant influence over Karuna owing to the resignation of the PureTech designee from Karuna’s board of directors, with PureTech retaining no ability to reappoint representation. Furthermore, PureTech is not involved in any manner, or has any influence, on the management of Karuna, or on any of its decision making processes and has no ability to do so. As such, PureTech lost the power to participate in the financial and operating policy decisions of Karuna. As a result, Karuna is no longer deemed an Associate and does not meet the scope of equity method accounting, resulting in the investment being accounted for as an investment held at fair value. As of December 2, 2019 the Company's interest in Karuna was 28.4 percent. For the period of June 28, 2019 through December 2, 2019, PureTech’s investment in Karuna was subject to equity method accounting. In accordance with IAS 28, the Company’s investment was adjusted by the share of losses generated by Karuna (weighted average of 31.4 percent based on common stock ownership interest), which resulted in a net loss of associates accounted for using the equity method of $6.3 million during the year ended December 31, 2019.
Upon PureTech’s loss of significant influence, the investment in Karuna was reclassified to an investment held at fair value. This change led PureTech to recognize a gain on loss of significant influence of $445.6 million that was recorded to the Consolidated Statement of Comprehensive Income/(Loss) on the line item Gain on loss of significant influence during the year ended December 31, 2019. The investment in Karuna after the recording of the gain on loss of significant influence was $557.2 million, which was reclassified from Investments in associates to Investments held at fair value. Additionally, from December 2, 2019 PureTech recorded a $0.7 million loss on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss) for the year ended December 31, 2019.
On January 22, 2020, PureTech sold 2,100,000 shares of Karuna common shares for aggregate proceeds of $200.9 million. On May 26, 2020, PureTech sold an additional 555,500 Karuna common shares for aggregate proceeds of $45.0 million. On August 26, 2020, PureTech sold 1,333,333 common shares of Karuna for aggregate proceeds of $101.6 million. As a result of the sales, Puretech recorded a loss of $54.8 million attributable to blockage discount included in the sales price, to the line item Loss Realized on Sale of Investment within the Consolidated Statement of Comprehensive Income/(Loss). Additionally, during the year ended December 31, 2020 PureTech recognized a fair value gain of $191.2 million in respect of its investment in Karuna that was recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). As of December 31, 2020 PureTech held a 12.6 percent interest in Karuna. Please refer to Note 16 for information regarding the valuation of these instruments.
Akili
On May 8, 2018, Akili completed the first closing of a Series C Preferred Stock financing in which PureTech Health did not invest. As a result of the issuance of the preferred shares to third-party investors, following the first close of the Series C financing, PureTech’s ownership percentage and corresponding voting rights related to Akili dropped from 61.8 percent to 41.9 percent, triggering a loss of control over the entity. As of May 2018, Akili was deconsolidated from the Group’s financial statements, resulting in only the profits and losses generated by Akili through May 2018 being included in the Group’s Consolidated Statements of Comprehensive Income/(Loss). As a result of the deconsolidation, PureTech recognized a $41.7 million gain on the deconsolidation during the year ended December 31, 2018, which was recorded to the Consolidated Statement of Comprehensive Income/(Loss) on the line item Gain on the deconsolidation of subsidiary.
As PureTech did not hold common shares in Akili upon deconsolidation and the preferred shares it holds do not have equity-like features, the voting percentage attributable to common shares is nil. Therefore, PureTech had no basis to account for its investment in Akili under IAS 28. The preferred shares held by PureTech Health fall under the guidance of IFRS 9 and are treated as a financial asset held at fair value and all movements to the value of the preferred shares is recorded through the Consolidated Statements of Comprehensive Income/(Loss), in accordance with IFRS 9.
During the years ended December 31, 2020 and 2019, the Company recognized a gain of $14.4 million and $11.5 million, respectively, that was recorded in the line item Gain/(loss) on investments held at fair value within the Consolidated Statements of Comprehensive Income/(Loss) in respect of PureTech's investment in Akili. Please refer to Note 16 for information regarding the valuation of these instruments.
resTORbio
On January 26, 2018, resTORbio, Inc., closed its initial public offering. Prior to the resTORbio IPO, PureTech Health recorded a loss of $14.3 million during the year ended December 31, 2018 to the Consolidated Statement of Comprehensive Income/(Loss) within Gain/(Loss) on investments held at Fair Value to adjust the fair value related to its resTORbio Series A Preferred Share investment. Upon completion of the public offering, the resTORbio Series A Preferred Shares held by PureTech Health converted to common shares. In light of PureTech’s common shares holdings in resTORbio and corresponding voting rights, the preferred shares investment held at fair value was reclassified to investment in associate upon the completion of the conversion.
For the period of January 1, 2018 through November 5, 2018, PureTech’s investment in resTORbio was subject to equity method accounting. In accordance with IAS 28, PureTech’s investment was adjusted by the share of profits and losses generated by
resTORbio (34.9 percent based on common stock ownership interest) in that period, which resulted in a net loss from associates of $11.5 million recorded to the Consolidated Statement of Comprehensive Income/(Loss) in the line item Share of net loss of associates during the year ended December 31, 2018.
As of November 6, 2018, it was that concluded the Company no longer exerted significant influence over resTORbio, as PureTech lost the power to participate in the financial and operating policy decisions of resTORbio. As a result, resTORbio was no longer deemed an Associate and did not meet the scope of equity method accounting, resulting in the investment being accounted for as an investment held at fair value. This change led PureTech to recognize a gain on loss of significant influence of $10.3 million that was recorded to the Consolidated Statement of Comprehensive Income/(Loss) on the line item Gain on loss of significant influence during the year ended December 31, 2018. Additionally, PureTech recorded a loss of $33.0 million for the adjustment to fair value in connection with its investment in resTORbio to the Consolidated Statement of Comprehensive Income/(Loss) on the line item Gain/(loss) on investments held at fair value during the year ended December 31, 2018.
On November 15, 2019, resTORbio announced that top line data from the Protector 1 Phase 3 study evaluating the safety and efficacy of RTB101 in preventing clinically symptomatic respiratory illness in adults age 65 and older, did not meet its primary endpoint and the Company has stopped the development of RTB101 in this indication. As a result of ceasing the development of RTB101, resTORbio’s share price witnessed a decline in price. In November and December 2019, PureTech Health sold 7,680,700 common shares of resTORbio for aggregate proceeds of $9.3 million. Immediately following the sale of common shares, PureTech Health held 2,119,696 common shares, or 5.8 percent, of resTORbio. During the year ended December 31, 2019 PureTech recorded a loss of $71.9 million for the adjustment to fair value of its investment in resTORbio to the Consolidated Statement of Comprehensive Income/(Loss) in the line item Gain/(loss) on investments held at fair value.
On April 30, 2020, PureTech sold its remaining 2,119,696 resTORbio common shares, for aggregate proceeds of $3.0 million. As a result of the sale, the Company recorded a loss of $0.2 million attributable to blockage discount included in the sales price, to the line item Loss realized on sale of investments within the Consolidated Statement of Comprehensive Income/(Loss). Additionally, during the year ended December 31, 2020, the Company recognized a gain of $0.1 million that was recorded on the line item Gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 16 for information regarding the valuation of these instruments.
Gain on deconsolidation
The following table summarizes the gain on deconsolidation recognized by the Company:

	2020 $000s	2019 $000s	2018 $000s
Year ended December 31,
Gain on deconsolidation of Akili	—	—	41,730
Gain on deconsolidation of Vor	—	6,357	—
Gain on deconsolidation of Karuna	—	102,038	—
Gain on deconsolidation of Gelesis [Note 6]	—	156,014	—
Total gain on deconsolidation	—	264,409	41,730